UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

SMART Earnings Growth 30 ETF Tailored Shareholder Report

Annual Shareholder Report December 31, 2025

SMART Earnings Growth 30 ETF

TICKER: SGRT (NYSE Arca, Inc.)

This annual shareholder report contains important information about the SMART Earnings Growth 30 ETF (the "Fund") for the period August 19, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at www.smartwayetfs.com/sgrt/. You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAY ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SMART Earnings Growth 30 ETF	$25	0.59%
*	The Fund commenced operations on August 19, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

SMART Earnings Growth 30 ETF - $12,505
S&P 500® Total Return Index - $10,726
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
8/19/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025
12/31/2025

Annual Performance

Average Annual Total Returns for the Period Ended December 31, 2025	Since Inception (08/19/2025)
SMART Earnings Growth 30 ETF	25.05%
S&P 500® Total Return Index	7.26%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.smartwayetfs.com/sgrt/ for more recent performance information.

How did the Fund perform in the past period?

The SMART Earnings Growth 30 ETF (“SGRT”) delivered strong results since inception returning 25.05% for the fiscal period ended December 31, 2025, significantly outperforming the S&P 500® Total Return Index which returned 7.26%, while generating meaningful positive alpha. This outperformance reflects the disciplined stock selection process and the concentrated portfolio construction, which typically consists of approximately 30 high-conviction companies.

What Factors Influenced Performance?

The higher concentration of the portfolio increased the Fund’s sensitivity to market movements, resulting in a higher beta profile. This structure enabled SGRT to capture a greater share of market upside during favorable conditions, producing a larger margin of benchmark outperformance and higher alpha relative to the S&P 500® Total Return Index. While this approach can lead to increased volatility, it remains a deliberate component of the Fund’s long-term capital appreciation objective.

SMART Earnings Growth 30 ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)

Fund Size (Thousands)	$31,839
Number of Holdings	25
Total Advisory Fee Paid	$31,926
Portfolio Turnover Rate	175%

What did the Fund invest in?

(as of December 31, 2025)

Sector Breakdown

(% of total net assets)

Top Ten Holdings	(% of total net assets)
Eli Lilly & Co.	11.6
Micron Technology, Inc.	10.3
AppLovin Corp. - Class A	9.8
Palantir Technologies, Inc. - Class A	8.9
Capital One Financial Corp.	7.1
Amphenol Corp.	4.8
Broadcom, Inc.	4.8
Lumentum Holdings, Inc.	4.5
Corning, Inc.	4.0
Comfort Systems USA, Inc.	3.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.smartwayetfs.com/sgrt/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SMART Trend 25 ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2025

SMART Trend 25 ETF

TICKER: STRN (NYSE Arca, Inc.)

This annual shareholder report contains important information about the SMART Trend 25 ETF (the "Fund") for the period August 19, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at www.smartwayetfs.com/strn/. You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAY ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SMART Trend 25 ETF	$23	0.59%
*	The Fund commenced operations on August 19, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

SMART Trend 25 ETF - $11,019
S&P 500® Total Return Index - $10,726
$11,100
$11,000
$10,900
$10,800
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
8/19/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025
12/31/2025

Annual Performance

Average Annual Total Returns for the Period Ended December 31, 2025	Since Inception (08/19/2025)
SMART Trend 25 ETF	10.19%
S&P 500® Total Return Index	7.26%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.smartwayetfs.com/strn/ for more recent performance information.

How did the Fund perform in the past period?

The SMART Trend 25 ETF (“STRN”) delivered strong results since inception returning 10.19% for the fiscal period ended December 31, 2025, outperforming the S&P 500® Total Return Index which returned 7.26%, and generating positive alpha. This performance was driven by a disciplined stock selection process, combined with a more balanced portfolio structure that typically holds approximately 25 companies.

What Factors Influenced Performance?

STRN’s lower concentration resulted in a reduced beta profile and lower overall volatility. While this led to a more moderate level of alpha generation, the Fund still delivered clear excess returns over the benchmark, providing investors with a smoother return profile while participating meaningfully in market upside. This balance reflects STRN’s strategy of capturing market trends while managing risk more conservatively.

SMART Trend 25 ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)

Fund Size (Thousands)	$10,449
Number of Holdings	26
Total Advisory Fee Paid	$19,106
Portfolio Turnover Rate	183%

What did the Fund invest in?

(as of December 31, 2025)

Sector Breakdown

(% of total net assets)

Top Ten Holdings	(% of total net assets)
Alphabet, Inc. - Class C	7.1
Alphabet, Inc. - Class A	7.1
Amazon.com, Inc.	7.1
Eli Lilly & Co.	7.1
Newmont Corp.	6.9
Charles Schwab Corp.	6.3
Capital One Financial Corp.	6.2
Goldman Sachs Group, Inc.	4.8
Advanced Micro Devices, Inc.	4.8
Micron Technology, Inc.	4.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.smartwayetfs.com/strn/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

SMART Earnings Growth 30 ETF

	FYE 12/31/2025	FYE 12/31/2024
( a ) Audit Fees	$6,750	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	N/A
( d ) All Other Fees	N/A	N/A

SMART Trend 25 ETF

	FYE 12/31/2025	FYE 12/31/2024
( a ) Audit Fees	$6,750	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

December 31, 2025

Tidal Trust I

●	SMART Earnings Growth 30 ETF	| SGRT | NYSE Arca, Inc.
●	SMART Trend 25 ETF	| STRN | NYSE Arca, Inc.

SMARTWAYETFs

SMART Earnings Growth 30 ETF

Schedule of Investments

December 31, 2025

COMMON STOCKS - 100.0%	Shares	Value
Financial Services - 11.7%
AGNC Investment Corp. - REIT	52,372	$561,428
Annaly Capital Management, Inc. - REIT	24,623	550,570
Capital One Financial Corp.	9,318	2,258,310
TPG, Inc. - Class A	5,683	362,803
		3,733,111
Health Care - 15.1%
Eli Lilly & Co.	3,448	3,705,497
Incyte Corp.(a)	5,734	566,347
Neurocrine Biosciences, Inc.(a)	3,669	520,374
		4,792,218
Industrial Products - 13.1%
Advanced Energy Industries, Inc.	4,424	926,253
Amphenol Corp.	11,306	1,527,893
Kratos Defense & Security Solutions, Inc.(a)	6,186	469,579
Vertiv Holdings Co. - Class A	4,628	749,782
Xylem, Inc.	3,550	483,439
		4,156,946
Industrial Services - 7.1%
Comfort Systems USA, Inc.	1,228	1,146,080
MasTec, Inc.(a)	5,115	1,111,848
		2,257,928
Materials - 5.2%
Coeur Mining, Inc.(a)	57,123	1,018,503
Hecla Mining Co.	32,829	629,989
		1,648,492
Media - 12.1%
AppLovin Corp. - Class A(a)	4,648	3,131,915
Uber Technologies, Inc.(a)	8,959	732,040
		3,863,955
Software & Tech Services - 8.9%
Palantir Technologies, Inc. - Class A(a)	15,954	2,835,824

Tech Hardware & Semiconductors - 24.9%
Broadcom, Inc.	4,394	1,520,763
Corning, Inc.	14,598	1,278,201
Lumentum Holdings, Inc.(a)	3,923	1,445,979
Micron Technology, Inc.	11,541	3,293,917

The accompanying notes are an integral part of these financial statements.

TTM Technologies, Inc.(a)	5,617	$387,573
		7,926,433
Utilities - 1.9%
Talen Energy Corp.(a)	1,648	617,736

TOTAL COMMON STOCKS (Cost $31,699,595)		31,832,643

TOTAL INVESTMENTS - 100.0% (Cost $31,699,595)		$31,832,643
Other Assets in Excess of Liabilities - 0.0%(b)		6,380
TOTAL NET ASSETS - 100.0%		$31,839,023

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

SMART Trend 25 ETF

Schedule of Investments

December 31, 2025

COMMON STOCKS - 100.1%	Shares	Value
Financial Services - 26.9%(a)
Apollo Global Management, Inc.	1,759	$254,633
Capital One Financial Corp.	2,652	642,739
Charles Schwab Corp.	6,560	655,410
Goldman Sachs Group, Inc.	569	500,151
KKR & Co., Inc.	1,050	133,854
Morgan Stanley	2,368	420,391
Robinhood Markets, Inc. - Class A(b)	1,814	205,163
		2,812,341
Health Care - 7.1%
Eli Lilly & Co.	686	737,231

Industrial Products - 3.5%
Amphenol Corp.	2,725	368,257

Materials - 6.9%
Newmont Corp.	7,217	720,617

Media - 23.5%
Alphabet, Inc. - Class A	2,357	737,741
Alphabet, Inc. - Class C	2,351	737,744
AppLovin Corp. - Class A(b)	425	286,373
Booking Holdings, Inc.	58	310,609
Uber Technologies, Inc.(b)	4,649	379,870
		2,452,337
Retail & Wholesale - Discretionary - 7.1%
Amazon.com, Inc.(b)	3,195	737,470

Software & Tech Services - 4.4%
Intuit, Inc.	192	127,185
Palantir Technologies, Inc. - Class A(b)	1,862	330,970
		458,155
Tech Hardware & Semiconductors - 20.7%
Advanced Micro Devices, Inc.(b)	2,335	500,063
Analog Devices, Inc.	1,154	312,965
Broadcom, Inc.	578	200,046
Corning, Inc.	1,653	144,737
Lam Research Corp.	1,116	191,037
Micron Technology, Inc.	1,703	486,053

The accompanying notes are an integral part of these financial statements.

NVIDIA Corp.	1,776	$331,224
		2,166,125

TOTAL COMMON STOCKS (Cost $10,355,442)		10,452,533

SHORT-TERM INVESTMENTS - 0.0%(c)
Money Market Funds - 0.0%(c)	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(d)	2,555	2,555

TOTAL SHORT-TERM INVESTMENTS (Cost $2,555)		2,555

TOTAL INVESTMENTS - 100.1% (Cost $10,357,997)		$10,455,088
Liabilities in Excess of Other Assets - (0.1)%		(6,057)
TOTAL NET ASSETS - 100.0%		$10,449,031

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
December 31, 2025

	SMART Earnings Growth 30 ETF	SMART Trend 25 ETF
ASSETS:
Investments, at value (cost $31,699,595 and $10,357,997) (Note 2)	$31,832,643	$10,455,088
Dividends receivable	28,207	2,029
Interest receivable	260	139
Total assets	31,861,110	10,457,256

LIABILITIES:
Payable to custodian	11,539	—
Payable to adviser (Note 4)	10,545	8,225
Other liabilities	3	—
Total liabilities	22,087	8,225
NET ASSETS	$31,839,023	$10,449,031

NET ASSETS CONSISTS OF:
Paid-in capital	$32,603,135	$10,671,375
Total distributable earnings/(accumulated losses)	(764,112)	(222,344)
Total Net Assets	$31,839,023	$10,449,031

Net assets	$31,839,023	$10,449,031
Shares issued and outstanding(a)	1,275,000	475,000
Net asset value per share	$24.97	$22.00

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Period Ended December 31, 2025

	SMART Earnings Growth 30 ETF(a)	SMART Trend 25 ETF(a)
INVESTMENT INCOME:
Dividend income	$48,184	$20,904
Interest income	2,617	646
Total investment income	50,801	21,550

EXPENSES:
Investment advisory fee (Note 4)	31,926	19,106
Total expenses	31,926	19,106
NET INVESTMENT INCOME (LOSS)	18,875	2,444

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,056,298)	(315,288)
In-kind redemptions	2,580,413	282,341
Net realized gain (loss)	1,524,115	(32,947)
Net change in unrealized appreciation (depreciation) on:
Investments	133,048	97,091
Net change in unrealized appreciation (depreciation)	133,048	97,091
Net realized and unrealized gain (loss)	1,657,163	64,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,676,038	$66,588

(a)	Inception date of the Fund was August 19, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SMART Earnings Growth 30 ETF(a)	SMART Trend 25 ETF(a)
	Period Ended December 31, 2025	Period Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$18,875	$2,444
Net realized gain (loss)	1,524,115	(32,947)
Net change in unrealized appreciation (depreciation)	133,048	97,091
Net increase (decrease) in net assets resulting from operations	1,676,038	66,588

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(30,938)	(19,295)
Total distributions to shareholders	(30,938)	(19,295)

CAPITAL TRANSACTIONS:
Subscriptions	55,136,848	23,612,800
Redemptions	(24,942,925)	(13,211,062)
Net increase (decrease) in net assets from capital transactions	30,193,923	10,401,738

NET INCREASE (DECREASE) IN NET ASSETS	31,839,023	10,449,031

NET ASSETS:
Beginning of the period	—	—
End of the period	$31,839,023	$10,449,031

SHARES TRANSACTIONS
Subscriptions	2,300,000	1,100,000
Redemptions	(1,025,000)	(625,000)
Total increase (decrease) in shares outstanding	1,275,000	475,000

(a)	Inception date of the Fund was August 19, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

SMART Earnings Growth 30 ETF
Period Ended December 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.03
Net realized and unrealized gain (loss)(c)	4.98
Total from investment operations	5.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$24.97

TOTAL RETURN(d)	25.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,839
Ratio of expenses to average net assets(e)	0.59%
Ratio of net investment income to average net assets(e)	0.35%
Portfolio turnover rate(d)(f)	175%

(a)	Inception date of the Fund was August 19, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

SMART Trend 25 ETF
Period Ended December 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.01
Net realized and unrealized gain (loss)(c)	2.03
Total from investment operations	2.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$22.00

TOTAL RETURN(d)	10.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,449
Ratio of expenses to average net assets(e)	0.59%
Ratio of net investment income to average net assets(e)	0.08%
Portfolio turnover rate(d)(f)	183%

(a)	Inception date of the Fund was August 19, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
December 31, 2025

NOTE 1 - ORGANIZATION

The SMART Earnings Growth 30 ETF and the SMART Trend 25 ETF (each, a “Fund,” and collectively, the “Funds”) are each a non-diversified series of shares of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and SMART Wealth, LLC (the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Funds commenced operations on August 19, 2025.

The investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements
December 31, 2025

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2025:

SMART Earnings Growth 30 ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,832,643	$—	$—	$31,832,643
Total Investments	$31,832,643	$—	$—	$31,832,643

SMART Trend 25 ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$10,452,533	$—	$—	$10,452,533
Money Market Funds	2,555	—	—	2,555
Total Investments	$10,455,088	$—	$—	$10,455,088

Notes to Financial Statements
December 31, 2025

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of December 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements
December 31, 2025

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in-kind adjustments. For the period ended December 31, 2025, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/ (accumulated losses)
SMART Earnings Growth 30 ETF	$2,409,212	$(2,409,212)
SMART Trend 25 ETF	269,637	(269,637)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

ETF Risks

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Notes to Financial Statements
December 31, 2025

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Funds’ NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Funds’ will continue to be met or will remain unchanged. As a result, the Funds could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Focused Portfolio Risk. The Funds will hold a relatively focused portfolio that may contain exposure to the securities of fewer issuers than the portfolios of other ETFs. Holding a relatively focused portfolio may increase the risk that the value of the Funds could go down because of the poor performance of one or a few investments.

Growth Investing Risk (SGRT ETF Only). Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in their portfolios. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Notes to Financial Statements
December 31, 2025

Limited Sub-Adviser Experience Risk. The Sub-Adviser has lmited experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. The Funds’ NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Models and Data Risk. The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from each Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Funds’ trading activities, potentially leading to significant financial losses and compromised data integrity.

New Fund Risk. Each Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Funds will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

Operational Risk. The Funds are subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Funds rely on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Funds’ ability to meet their investment objectives. Although the Funds, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to Financial Statements
December 31, 2025

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
SMART Earnings Growth 30 ETF	0.59%
SMART Trend 25 ETF	0.59%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended December 31, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the portion, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Fund’s Shares.

Notes to Financial Statements
December 31, 2025

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
SMART Earnings Growth 30 ETF	$32,475,097	$29,695,639
SMART Trend 25 ETF	13,939,589	13,812,680

For the period ended December 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the period ended December 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
SMART Earnings Growth 30 ETF	$49,509,810	$22,113,788
SMART Trend 25 ETF	23,387,956	13,126,478

Notes to Financial Statements
December 31, 2025

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2025 were as follows:

Distributions paid from:	SMART Earnings Growth 30 ETF	SMART Trend 25 ETF
Ordinary Income	$30,938	$19,295

As of the fiscal period ended December 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	SMART Earnings Growth 30 ETF	SMART Trend 25 ETF
Cost of investments(a)	$31,918,221	$10,442,377
Gross tax unrealized appreciation	449,035	202,580
Gross tax unrealized depreciation	(534,613)	(189,869)
Net tax unrealized appreciation (depreciation)	(85,578)	12,711
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(678,534)	(235,055)
Total distributable earnings/(accumulated losses)	$(764,112)	$(222,344)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended December 31, 2025, the SMART Trend 25 ETF and SMART Earnings Growth 30 ETF deferred post-October losses of $235,055 and 678,534 respectfully. The Funds had no late-year losses.

As of December 31, 2025, the Funds had no long-term and short-term capital loss carryovers.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements
December 31, 2025

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 upon inception. The adoption is not expected to have a material impact on the Fund’s financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent
Registered Public Accounting Firm
December 31, 2025

To the Shareholders of

SMART Earnings Growth 30 ETF and

SMART Trend 25 ETF

The Board of Trustees of

Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SMART Earnings Growth 30 ETF and SMART Trend 25 ETF (collectively the “Funds”), each a series of Tidal Trust I (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations, the statements of changes in net assets and the financial highlights for the period August 19, 2025 (commencement of operations) to December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

Other Non-Audited Information
December 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

SMART Earnings Growth 30 ETF	35.70%
SMART Trend 25 ETF	50.85%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2025, was as follows:

SMART Earnings Growth 30 ETF	82.70%
SMART Trend 25 ETF	57.83%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended December 31, 2025, was as follows:

SMART Earnings Growth 30 ETF	0.00%
SMART Trend 25 ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on July 31, 2025 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SMART Trend 25 ETF and the SMART Earnings Growth 30 ETF (each, a “Fund,” and collectively, the “Funds”), proposed series of the Trust, and Tidal Investments LLC, the Funds’ proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of each Fund, including trade execution and recommendations with respect to the hiring, termination or replacement of sub-advisers to the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s personnel that will be involved in the day-to-day activities of the Funds including Qiao Duan and Charles Ragauss, who will serve as portfolio managers to the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by each of the Funds.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of SMART Wealth, LLC (“SMART Wealth” or the “Sub-Adviser”), the Funds’ sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Adviser would be responsible for trade execution for each Fund and the Funds’ Sub-Adviser would be responsible for selecting each Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing each of the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Board also considered that because the portfolio decision-making for each Fund would be performed by the Sub-Adviser, each Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

3.	Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by each Fund, subject to the Sub-Adviser’s contractual agreement to assume such obligations in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, utilizing a peer group selection process managed by the Adviser based on select criteria and the characteristics of the Fund.

The Board concluded that each Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to each Fund by the Adviser given the nature of each Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Funds, taking into account an analysis of the Adviser’s expected profitability with respect to each Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as each Fund Grows. The Board considered the potential economies of scale that each Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits to be Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit each of the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to each Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

At the meeting held on July 31, 2025, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, proposed to be entered into between the Adviser and SMART Wealth. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of each Fund. The Board considered the qualifications, experience and responsibilities of David Brooks Sr., who will each serve as a portfolio manager for each Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser manages other separately-managed accounts that utilize a strategy similar to the strategy that is to be employed by each Fund.

The Board also considered other services provided to each Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for each Fund’s portfolio investment decisions, subject to the oversight of the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing each Fund and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Sub-Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Board did review performance returns of other separately-managed accounts of the Sub-Adviser that utilize a strategy similar to the strategy that is to be employed by each Fund. After considering all of the information, the Board determined that each Fund and its shareholders were likely to benefit from the Sub-Adviser’s management.
3.	Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of each Fund’s proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser for each Fund. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by each Fund is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Funds to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.
4.	Extent of Economies of Scale as each Fund Grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as each Fund’s assets increase.
5.	Benefits to be Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Funds. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to each Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Filed herewith.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 6, 2026

* Print the name and title of each signing officer under his or her signature.